BASIS OF PRESENTATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Emerald Health Therapeutics Canada Inc. ("EHTC")
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Emerald Health Naturals Inc. (Naturals)
Disclosure of subsidiaries [line items]
Ownership Interest	51.00%	0.00%
Avalite Sciences Inc. ("Avalite")
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pure Sunfarms Corp. (Pure Sunfarms)
Disclosure of subsidiaries [line items]
Ownership Interest	50.00%	50.00%
Verdélite Sciences Inc. (Verdélite)
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Verdelite Property Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%